Share-Based Payments - Summary Of NBA warrants (Details)	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share-based payments
Vested and Exercisable (Number of warrants)	(3,922,664)	(2,999,684)	(2,076,704)
NBA Warrants [Member]
Share-based payments
Unvested	5,307,133	6,230,113	7,153,093
Vested and Exercisable (Number of warrants)	(922,980)	(922,980)
Unvested - Weighted average exercise price | $ / shares	$ 0.01	$ 0.01	$ 0.01